Long-term investments - Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 33,096	$ 14,754	$ 12,777
Accounts receivable	13,194	18,738
Inventories	3,397	6,668
Total current assets	50,801	169,886
Property, plant and equipment	5,063	3,120
Other long-term assets	2,286	1,431
Total assets	104,093	291,621
Current liabilities:
Accounts payable	15,550	19,435
Total current liabilities	21,295	109,268
Long-term portion of provisions	0	2,932
Other long-term liabilities	1,389	1,388
Total liabilities	23,868	154,596
Cespira Joint Venture
Current assets:
Cash and cash equivalents	7,620	10,305
Accounts receivable	26,799	21,000
Inventories	18,837	7,414
Prepaid expenses	2,911	1,471
Total current assets	56,167	40,190
Property, plant and equipment	41,787	40,901
Intangible assets	6,944	7,087
Other long-term assets	771	563
Total assets	105,669	88,741
Current liabilities:
Accounts payable	12,750	16,527
Current portion of provisions	1,697	2,128
Other current liabilities	2,149	1,910
Total current liabilities	16,596	20,565
Long-term portion of provisions	424	532
Other long-term liabilities	1,231	569
Total liabilities	18,251	21,666
Net assets	$ 87,418	$ 67,075